Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Short-term investments
- Debt securities - held-to-maturity investments	4,723,612	—	—
Total short-term investments	4,723,612	—	—
Long-term investments
- Equity securities without readily determinable fair values	58,950,000	228,950,000	32,886,610
Total investments	63,673,612	228,950,000	32,886,610

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of RMB2,809,517,  RMB717,616 and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

The gross unrecognized gain was nil for December 31, 2017, 2018 and 2019, respectively, representing the difference between the estimated fair value and carrying amount of the held-to-maturity investments.

As of December 31, 2018 and 2019, investments in equity securities without readily determinable fair value were RMB58,950,000 and RMB228,950,000, respectively. As of December 31, 2019, the Group's investment consist of investment in privately-held companies of RMB218,950,000 and limited partnership in private equity funds of RMB10,000,000. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2019.